FT Vest DJIA Dogs 10 Target Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FT Vest DJIA Dogs 10 Target Income ETF | FT Vest DJIA Dogs 10 Target Income ETF
Prospectus [Line Items]
Annual Return [Percent]	19.31%	(2.61%)